Fair value of financial assets and liabilities - Financial liabilities by category (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)
Disclosure of financial liabilities [line items]
Financial liabilities at FVTPL	₩ 8,952,399		₩ 4,873,458
Financial liabilities at amortised cost	437,226,005		411,199,211
Derivative liabilities (designated for hedging)	202,911	$ 161,015	27,584
Total	446,381,315		416,100,253
Deposits due to customers
Disclosure of financial liabilities [line items]
Financial liabilities at FVTPL	35,161		65,016
Financial liabilities at amortised cost	342,105,209		317,899,871
Derivative liabilities (designated for hedging)	0		0
Total	342,140,370		317,964,887
Borrowings
Disclosure of financial liabilities [line items]
Financial liabilities at FVTPL	12,113		241,174
Financial liabilities at amortised cost	28,429,603		24,755,459
Derivative liabilities (designated for hedging)	0		0
Total	28,441,716		24,996,633
Debentures
Disclosure of financial liabilities [line items]
Financial liabilities at FVTPL	0		0
Financial liabilities at amortised cost	44,198,486		44,653,864
Derivative liabilities (designated for hedging)	0		0
Total	44,198,486		44,653,864
Derivative Liabilities
Disclosure of financial liabilities [line items]
Financial liabilities at FVTPL	8,905,125		4,567,268
Financial liabilities at amortised cost	0		0
Derivative liabilities (designated for hedging)	202,911		27,584
Total	9,108,036		4,594,852
Other financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities at FVTPL	0		0
Financial liabilities at amortised cost	22,492,707		23,890,017
Derivative liabilities (designated for hedging)	0		0
Total	₩ 22,492,707		₩ 23,890,017